Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following brief description of The PepsiCo Savings Plan (the Plan) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan's provisions.
General
In general, the Plan provides a program under which eligible salaried and hourly employees (eligible employees) of PepsiCo, Inc. and certain of its subsidiaries (the Company) may accumulate funds for long-term retirement savings. All eligible employees who are paid in U.S. dollars from a U.S. payroll and classified as full time, and certain other employees as defined in the Plan document, are immediately eligible on their first day of service. Part-time eligible employees who are paid in U.S. dollars from a U.S. payroll who have completed 1,000 hours of service during a 12-month period are eligible to participate in the Plan. Part-time eligible employees who have completed two consecutive 12-month periods of at least 500 hours of service are eligible to participate in the Plan. Certain employees who are part of a collective bargaining unit and certain other employees, as defined in the Plan document, are not eligible to participate in the Plan.
The Plan is a defined contribution plan with a cash or deferred arrangement and is intended to satisfy the qualification requirements under Sections 401(a) and 401(k) of the Internal Revenue Code of 1986, as amended (the Code). The Plan has an employee stock ownership plan component within its PepsiCo Common Stock Fund. The Plan also has a Roth 401(k) feature and an after-tax contribution feature. The participant-directed accounts under the Plan are intended to meet the requirements of Section 404(c) of the Employee Retirement Income Security Act of 1974, as amended (ERISA). In addition, the Plan is subject to the provisions of ERISA.
In December 2024, the Company acquired the Strauss Group's 50% ownership interest in Sabra Dipping Company, LLC (Sabra), and Sabra became a wholly-owned subsidiary. Sabra makes, markets, distributes and sells Sabra refrigerated dips and spreads. In connection with the acquisition, the Sabra 401(k) Plan was merged into the Plan effective June 2, 2025. Total assets of $35.5 million were transferred into the Plan.
On January 17, 2025, the Company acquired all of the outstanding equity interest in Garza Food Ventures LLC (Siete), a Mexican-American foods business. In connection with the acquisition, Siete employees were eligible to participate in the Plan effective January 17, 2025.
On May 19, 2025, the Company acquired all of the outstanding equity interest in VNGR Beverage, LLC (poppi), a prebiotic soda business. In connection with the acquisition, poppi employees were eligible to participate in the Plan effective May 19, 2025.
Administration
The Company maintains sponsorship of the Plan and has established the PepsiCo Investment Committee to oversee the Plan's investment structure. Overall responsibility for administering the Plan rests with the PepsiCo Administration Committee (the Plan Administrator). The trustee for the Plan is Fidelity Management Trust Company (the Trustee), and the recordkeeper for the Plan is Fidelity Workplace Services LLC.
Contributions
Each year, participants are allowed to contribute up to 50% of their earnings, in whole percentage increments, up to a maximum pre-tax and Roth amount under the Code ($23,500 for 2025). Participants may contribute to the Plan any portion of lump-sum distributions received from other qualified plans when the contributions qualify as a tax-free rollover.
Participants who are expected to reach or are over age 50 during a Plan year and are making the maximum contribution are eligible to make additional catch-up contributions (up to an additional 25% of their annual compensation for such Plan year). Under the Code, the maximum allowable catch-up contribution was $7,500 for 2025.
Participants may elect to have their contributions invested in one or more investment options. In general, participants may change their investment elections and transfer their investment amounts between funds on a daily basis, except for transfers from the stable value fund to the self-directed brokerage account; such transfers must be invested into another investment option for a 90-day waiting period. Initial transfers from other investment options to the self-directed brokerage account must be at least $1,000.
Salaried employees who are actively accruing benefits, or in a waiting period to actively accrue benefits, under a Company-sponsored defined benefit pension plan are currently not eligible for Company matching or non-matching contributions in the Plan. Benefits were frozen for salaried employees who were actively accruing benefits under a Company-sponsored defined benefit pension plan effective December 31, 2025, and they became eligible for Company matching and non-matching contributions as of January 1, 2026. In general, for eligible employees, the Company matches 50% of employee contributions up to a limit ranging from 4% to 8% of eligible pay based on years of service, which is invested in accordance with employee elections. Company non-matching contributions are based on age and years of service regardless of employee contribution, up to a maximum of 9% of eligible employee pay. Company non-matching contributions are invested in accordance with the employee's investment elections; however, they may not be invested in the self-directed brokerage option or the PepsiCo Common Stock Fund. Certain eligible hourly employees who are participants in a Company-sponsored defined benefit plan will receive Company non-matching contributions ranging from 6% to 8% of eligible pay above a certain threshold depending on years of service. Eligible union employees may receive different Company matching and other Company contribution amounts.
The Plan has an automatic enrollment program for full-time and part-time hires. Under the program, eligible employees automatically make pre-tax contributions in the amount of 4% to 10% of earnings. Employees that are automatically enrolled have their contribution invested in a target date fund, based on a target date closest to the employee's 65th birthday. An employee may elect out of the automatic enrollment program at any time, as well as make changes to (or maintain) the level of contributions and may re-direct how those contributions are invested.
Participant Accounts
Each participant account is credited with participant contributions, Company contributions, if applicable, and allocations of investment earnings/losses and expenses. Investment earnings/losses and expenses are allocated based on average daily balances. Certain participant investment accounts are also charged with short-term trading and/or monthly investment service fees, depending on the participant's investment elections.
Vesting
Participants are immediately vested in their own contributions and associated investment earnings/losses. In general, participants are fully vested in the Company contributions and associated investment earnings/losses after three years of service. Forfeited non-vested amounts are used to reduce future Company contributions or pay plan administrative expenses. The forfeited non-vested amounts used to reduce
Company contributions were $50.6 million in 2025. As of December 31, 2025 and 2024, remaining unused forfeited non-vested accounts totaled $0.7 million and $4.2 million, respectively.
Notes Receivable from Participants
In general, participants who have a vested balance of $2,000 or more in the Plan may borrow from the total of their investment accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 (subject to certain offsets for prior loans) or 50% of their vested balance. A participant may have two outstanding loans at a time only if one of them is a principal residence loan. Loan terms range from one to five years for personal loans and up to 15 years for loans related to the purchase of a primary residence. The loans are secured by the balance in the participant's account.
Loans issued before January 1, 2013 bear a fixed rate of interest at the prime lending rate plus 1% at the time the loans were issued. Loans issued on or after January 1, 2013 bear a fixed rate of interest at the prime lending rate plus 2% at the time the loans are issued. Loan repayments are made directly through payroll deductions and are applied first to interest and then to principal according to a payment schedule. There were 46,417 and 44,446 loans outstanding at December 31, 2025 and 2024, respectively, with interest rates ranging from 3.3% to 10.5% with maturities through 2041 and 2040, respectively.
Benefits Paid to Participants
In general, participants may elect to receive a distribution upon hardship, termination, disability, retirement or after the age of 59 1/2; however, loans and hardship withdrawals may not be taken from Company contribution balances. Hardship distributions are allowed for purchasing a primary residence or financing the higher education of the participant, the participant's spouse or dependent, as well as paying unreimbursed medical bills or alleviating certain other financial hardships. Upon termination, disability or retirement, participants may elect to receive benefits in a lump sum or rollover their account balances into other qualified plans. If a participant dies, the total account balance will be paid to the designated or default beneficiary or to his or her estate. Under certain circumstances, participants may also elect to take in-service distributions of any after-tax contributions, rollover contributions and vested Company matching contributions.
If only a portion of the account is distributed, the remaining balance will continue to be adjusted for any contributions and investment earnings/losses. Participants can elect to receive benefit payments in a lump sum or annual installments for a period no longer than the participant's life expectancy. However, vested account balances of $5,000 or less must be distributed in a lump sum. If the account balance is greater than $1,000 and less than or equal to $5,000, and if a distribution election is not made within the required time frame, that account will be rolled over into a Fidelity Rollover IRA and invested in the Fidelity Government Cash Reserves Fund. If a distribution election is not made within the required time frame for an account balance of $1,000 or less, the account will be distributed automatically.
Termination
Although it has not expressed any intent to do so, the Company may terminate the Plan in accordance with ERISA and the Code. In the event the Plan is terminated, participants would become 100% vested in any Company contributions and the Plan Administrator can direct that all accounts be distributed to the participants or continued in trust for his or her benefit.